VANGUARD MONEY MARKET RESERVES | Retail - Admiral Shares | Vanguard Prime Money Market Fund
Fund Summary
Investment Objective
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	VANGUARD MONEY MARKET RESERVES Retail - Admiral Shares Vanguard Prime Money Market Fund Admiral Shares USD ($)
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	$ 20	[1]
[1]	/year

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	VANGUARD MONEY MARKET RESERVES Retail - Admiral Shares Vanguard Prime Money Market Fund Admiral Shares
Management Fees	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.10%	[1]
[1]	Vanguard and the Fund's board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's board may terminate the temporary expense limitation at any time.

Example
The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
VANGUARD MONEY MARKET RESERVES | Retail - Admiral Shares | Vanguard Prime Money Market Fund | Admiral Shares | USD ($)	10	32	56	128

Principal Investment Policies
The Fund invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, Eurodollar and Yankee obligations, and other money market securities. To be considered high quality, a security must be determined by Vanguard to present minimal credit risk based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
Principal Risks
The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund’s performance:

• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Because the Fund’s income is based on short-term interest rates—which can fluctuate significantly over short periods—income risk is expected to be high.

• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

• Credit risk, which is the chance that the issuer of a security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality.

• Industry concentration risk, which is the chance that there will be overall problems affecting a particular industry. Because the Fund invests more than 25% of its assets in securities issued by companies in the financial services industry, the Fund’s performance depends to a greater extent on the overall condition of that industry and is more susceptible to events affecting that industry.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of a relevant market index and a comparative benchmark, which have investment characteristics similar to those of the Fund. Returns for the Institutional Money Market Funds Average are derived from data provided by Lipper, a Thomson Reuters Company. The Fund‘s Institutional Shares were converted to Admiral Shares on December 14, 2015. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Prime Money Market Fund Admiral Shares
[1]	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2016, was 0.37%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.34% (quarter ended December 31, 2006), and the lowest return for a quarter was 0.01% (quarter ended December 31, 2014).
Average Annual Total Returns for Periods Ended December 31, 2015
Average Annual Total Returns - VANGUARD MONEY MARKET RESERVES - Retail - Admiral Shares - Vanguard Prime Money Market Fund		1 Year	5 Years	10 Years
Admiral Shares		0.11%	0.09%	1.44%
Citigroup 3-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)	[1]	0.03%	0.04%	1.16%
Institutional Money Market Funds Average	[1]	0.01%	0.02%	1.25%
[1]	Comparative Benchmarks